UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

40 Grove Street
Wellesley Square, MA 02482
(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
40 Grove Street
Wellesley Square, MA 02482
(Name and address of agent for service)

800-287-9469
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

EntrepreneurShares Global Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.88%
	Administrative and Support Services - 4.11%
1,711	EnerNOC, Inc. (a)(b)	$32,697
1,866	Expedia, Inc.	42,283
4,100	Flight Centre Ltd. (b)	94,486
2,478	The Geo Group, Inc. (a)	63,536
11,259	Liquidity Services, Inc. (a)	201,086
930	Mantech International Corp. (a)	39,432
2,799	Portfolio Recovery Associates, Inc. (a)	238,279
		711,799
	Air Transportation - 0.33%
3,380	SkyWest, Inc.	57,190
	Ambulatory Health Care Services - 2.57%
2,488	Amedisys, Inc. (a)	87,080
3,732	American Dental Partners, Inc. (a)	48,964
2,198	Amsurg Corp. (a)	55,917
2,322	Bio-Reference Labs, Inc. (a)	52,106
6,300	Galapagos NV (a)(b)	105,176
1,483	LHC Group, Inc. (a)	44,490
778	Mednax, Inc. (a)	51,822
		445,555
	Amusement, Gambling and Recreation Industries - 1.24%
3,525	Las Vegas Sands Corp. (a)	148,825
518	Wynn Resorts Ltd.	65,916
		214,741
	Apparel Manufacturing - 2.20%
5,070	Bebe Stores, Inc.	29,660
970	Guess?, Inc.	38,170
36,000	Ports Design Ltd. (b)	83,028
8,481	Quiksilver, Inc. (a)(b)	37,486
1,344	Under Armour, Inc. (a)	91,459
2,353	Volcom, Inc. (b)	43,601
2,198	Zumiez, Inc. (a)	58,093
		381,497
	Building Material and Garden Equipment and Supplies Dealers - 0.78%
1,845	Lumber Liquidators Holdings, Inc. (a)	46,107
3,525	Titan Machinery, Inc. (a)	89,006
		135,113
	Chemical Manufacturing - 9.07%
1,866	Abaxis, Inc. (a)	53,815
828	Alexion Pharmaceuticals, Inc. (a)	81,707
1,659	Cephalon, Inc. (a)	125,719
15,841	Durect Corp. (a)	57,028
13,011	Dyax Corp. (a)	20,948
2,934	Emergent Biosolutions, Inc. (a)	70,885
7,568	Enzo Biochem, Inc. (a)	31,710
13,084	Immunomedics, Inc. (a)	49,981
3,183	Inter Parfums, Inc. (b)	58,917
4,137	Jazz Pharmaceuticals, Inc. (a)	131,763
4,558	LSB Industries, Inc. (a)	180,679
6,780	MannKind Corp. (a)	24,747
3,007	MAP Pharmaceuticals, Inc. (a)	41,467

3,354	Medicis Pharmaceutical Corp.	107,462
2,488	Meridian Bioscience, Inc.	59,687
4,105	Optimer Pharmaceuticals, Inc. (a)	48,562
7,547	Pain Therapeutics, Inc.	72,149
1,728	Regeneron Pharmaceuticals, Inc. (a)	77,656
6,200	Rigel Pharmaceuticals, Inc. (a)	44,082
3,952	Seattle Genetics, Inc. (a)	61,533
3,525	Theravance, Inc. (a)	85,376
788	United Therapeutics Corp. (a)	52,812
4,261	Vanda Pharmaceuticals, Inc. (a)	31,063
		1,569,748
	Clothing and Clothing Accessories Stores - 1.67%
1,026	Blue Nile, Inc. (a)	55,394
6,283	Coldwater Creek, Inc. (a)	16,587
2,830	The Finish Line, Inc.	56,175
5,916	The Men's Wearhouse, Inc.	160,087
		288,243
	Computer and Electronic Product Manufacturing - 10.64%
1,762	Acme Packet, Inc. (a)	125,031
104	Apple, Inc. (a)	36,239
3,456	Aruba Networks, Inc. (a)	116,951
13,094	BigBand Networks, Inc. (a)	33,390
1,327	Cabot Microelectronics Corp. (a)(b)	69,336
1,788	Cavium Networks, Inc. (a)	80,335
3,578	Cypress Semiconductor Corp. (a)	69,341
1,182	Illumina, Inc. (a)	82,823
5,443	Infinera Corp. (a)	45,667
1,659	IPG Photonics Corp. (a)	95,691
5,702	Ituran Location and Control Ltd. (b)	85,530
5,370	IXYS Corp. (a)(b)	72,119
2,073	Microchip Technology, Inc.	78,795
2,156	Monolithic Power Systems, Inc. (a)(b)	30,593
1,910	National Instruments Corp.	62,591
1,000	Nidec Corp. (b)	86,559
6,739	Omnivision Technologies, Inc. (a)(b)	239,437
1,303	SBA Communications Corp. (a)	51,703
879	Silicon Laboratories, Inc. (a)	37,981
4,074	STEC, Inc. (a)	81,847
1,991	Stratasys, Inc. (a)	93,577
1,794	Supertex, Inc. (a)	39,970
5,478	Tellabs, Inc.	28,705
1,314	Viasat, Inc. (a)	52,350
4,344	Zoran Corp. (a)(b)	45,134
		1,841,695
	Construction of Buildings - 0.59%
2,384	Meritage Homes Corp. (a)	57,526
2,224	Toll Brothers, Inc. (a)	43,968
		101,494
	Credit Intermediation and Related Activities - 3.35%
5,184	Capital One Financial Corp.	269,361
7,642	CapitalSource, Inc.	53,800
3,900	Euronet Worldwide, Inc. (a)(b)	75,387
16,857	The First Marblehead Corp. (a)	37,085
4,396	Hercules Technology Growth Capital, Inc.	48,356
6,220	PrivateBancorp, Inc.	95,104
		579,093
	Data Processing, Hosting and Related Services - 1.82%
1,192	CoStar Group, Inc. (a)	74,715

4,690	ExlService Holdings, Inc. (a)	99,193
12,565	Limelight Networks, Inc. (a)	89,965
1,140	Red Hat, Inc. (a)	51,745
		315,618
	Educational Services - 0.91%
1,788	Bridgepoint Education, Inc. (a)	30,575
485	Capella Education Company (a)	24,148
7,672	Corinthian Colleges, Inc. (a)	33,910
2,063	K12, Inc. (a)	69,523
		158,156
	Electrical Equipment, Appliance and Component Manufacturing - 1.99%
1,496	American Superconductor Corp. (a)	37,206
10,803	Ener1, Inc. (a)	31,977
3,193	iRobot Corp. (a)	105,018
17,884	Taser International, Inc. (a)	72,788
7,257	Zoltek Cos., Inc. (a)(b)	97,461
		344,450
	Fabricated Metal Product Manufacturing - 0.58%
1,577	BE Aerospace, Inc. (a)	56,031
1,273	The Shaw Group, Inc. (a)	45,077
		101,108
	Food Manufacturing - 1.78%
2,664	The Hain Celestial Group, Inc. (a)	85,994
2,661	J&J Snack Foods Corp.	125,253
22,500	Wilmar International Ltd. (b)	97,462
		308,709
	Food Services and Drinking Places - 3.03%
364	Chipotle Mexican Grill, Inc. (a)	99,143
545	Panera Bread Co. (a)	69,215
5,951	Papa John's International, Inc. (a)	188,468
1,659	Starbucks Corp.	61,300
6,280	Texas Roadhouse, Inc. (a)	106,697
		524,823
	Funds, Trusts and Other Financial Vehicles - 0.51%
515	Greenhill & Co., Inc. (b)	33,882
4,499	PennantPark Investment Corp.	53,628
		87,510
	Hospitals - 0.37%
1,410	IPC The Hospitalist Co., Inc. (a)	64,028
	Insurance Carriers and Related Activities - 1.89%
414	American National Insurance Co.	32,776
5,982	Meadowbrook Insurance Group, Inc.	61,914
1,020	Mercury General Corp.	39,913
1,949	Molina Healthcare, Inc. (a)	77,960
2,333	National Interstate Corp.	48,643
1,265	The Navigators Group, Inc. (a)	65,147
		326,353
	Machinery Manufacturing - 0.82%
2,848	II-VI, Inc. (a)	141,688
	Merchant Wholesalers, Durable Goods - 0.38%
6,096	Brightpoint, Inc. (a)(b)	66,081
	Miscellaneous Manufacturing - 1.52%
3,639	BioMimetic Therapeutics, Inc. (a)	47,707
1,441	ICU Medical, Inc. (a)	63,087
259	Intuitive Surgical, Inc. (a)	86,366
3,442	Jakks Pacific, Inc. (a)	66,603
		263,763

	Motion Picture and Sound Recording Industries - 0.91%
1,122	DreamWorks Animation SKG, Inc. (a)	31,337
535	Netflix, Inc. (a)	126,972
		158,309
	Motor Vehicle and Parts Dealers - 0.46%
5,702	Sonic Automotive, Inc.	79,885
	Nonstore Retailers - 3.14%
45,000	Alibaba.com Ltd. (b)	77,174
104	Amazon.com, Inc. (a)(b)	18,734
531	Copart, Inc. (a)	23,008
4,147	eBay, Inc. (a)(b)	128,723
3,318	Sohu.com, Inc. (a)(b)	296,496
		544,135
	Oil and Gas Extraction - 2.08%
4,551	ATP Oil & Gas Corp. (a)	82,418
2,592	Bill Barrett Corp. (a)	103,447
954	Contango Oil & Gas Company (a)	60,331
622	Devon Energy Corp.	57,081
3,297	Venoco, Inc. (a)	56,346
		359,623
	Other Information Services - 1.83%
207	Google, Inc. (a)	121,346
2,924	Travelzoo, Inc. (a)	194,709
		316,055
	Personal and Laundry Services - 0.71%
5,868	The Knot, Inc. (a)	70,709
4,780	Service Corp International	52,867
		123,576
	Pipeline Transportation - 1.39%
6,739	Copano Energy LLC	239,908
	Primary Metal Manufacturing - 1.12%
25,000	Equinox Minerals Ltd. (a)(b)	145,326
2,597	Steel Dynamics, Inc.	48,746
		194,072
	Professional, Scientific and Technical Services - 9.83%
2,001	Advent Software, Inc. (a)	57,369
6,366	Affymetrix, Inc. (a)	33,167
5,381	Albany Molecular Research, Inc. (a)	22,923
1,233	athenahealth, Inc. (a)	55,645
2,986	comScore, Inc. (a)	88,117
3,504	Fundtech Ltd. (a)(b)	60,969
1,970	Insperity, Inc.	59,849
9,173	Internet Capital Group, Inc. (a)	130,257
2,778	Kendle International, Inc. (a)	29,752
3,328	Netscout Systems, Inc. (a)	90,921
1,900	Parexel International Corp. (a)(b)	47,310
2,633	Resources Connection, Inc.	51,054
3,172	Riverbed Technology, Inc. (a)(b)	119,426
1,141	Solera Holdings, Inc. (b)	58,305
4,105	Sourcefire, Inc. (a)	112,928
3,888	SYKES Enterprises, Inc. (a)	76,866
2,447	Synchronoss Technologies, Inc. (a)	85,033
1,111	Syntel, Inc.	58,027
1,667	VCA Antech, Inc. (a)	41,975
1,708	VeriSign, Inc. (b)	61,847
4,468	Virtusa Corp. (a)	83,686
18,661	VisionChina Media, Inc. - ADR (a)	80,802
2,384	VistaPrint NV (a)(b)	123,730
2,727	Vocus, Inc. (a)(b)	70,520
		1,700,478

	Publishing Industries (except Internet) - 4.79%
1,041	Concur Technologies, Inc. (a)	57,723
3,432	Kenexa Corp. (a)	94,689
3,297	NetSuite, Inc. (a)	95,877
2,975	Opnet Technologies, Inc.	115,995
1,192	Pegasystems, Inc.	45,225
3,141	Renaissance Learning, Inc.	36,907
2,685	RightNow Technologies, Inc. (a)	84,041
4,769	Smith Micro Software, Inc. (a)	44,638
2,193	SuccessFactors, Inc. (a)	85,724
1,971	Synopsys, Inc. (a)(b)	54,498
6,345	TeleCommunication Systems, Inc. (a)	26,141
1,493	Ultimate Software Group, Inc. (a)	87,714
		829,172
	Real Estate - 0.88%
12,959	E-House (China) Holdings Ltd. - ADR	152,268
	Securities, Commodity Contracts and Other Financial Investments and Related Activities - 4.37%
545	Affiliated Managers Group, Inc. (a)(b)	59,607
3,082	Blackstone Group LP (b)	55,106
1,970	The Charles Schwab Corp.	35,519
3,411	Cohen & Steers, Inc.	101,238
1,628	Evercore Partners, Inc. (b)	55,824
10,326	FBR Capital Markets Corp. (a)	36,967
1,698	Federated Investors, Inc.	45,421
2,965	Interactive Brokers Group, Inc.	47,114
915	IntercontinentalExchange, Inc. (a)	113,039
950	Morningstar, Inc.	55,461
2,678	Och-Ziff Capital Management Group LLC (b)	43,705
2,851	optionsXpress Holdings, Inc.	52,202
1,358	Westwood Holdings Group, Inc.	54,660
		755,863
	Semiconductor Related Products - 0.34%
8,294	JA Solar Holdings Co. Ltd. - ADR (a)	58,058
	Support Activities for Mining - 1.56%
11,819	W&T Offshore, Inc.	269,355
	Telecommunications - 1.21%
3,442	Cbeyond, Inc. (a)	40,168
6,155	Clearwire Corp. (a)	34,406
2,581	Oplink Communications, Inc. (a)(b)	50,304
22,200	QSC AG (a)(b)	83,657
		208,535
	Transportation Equipment Manufacturing - 1.55%
10,367	Orbital Sciences Corp. (a)	196,144
2,592	Tesla Motors, Inc. (a)	71,798
		267,942
	Utilities - 0.33%
818	ITC Holdings Corp.	57,178
	Waste Management and Remediation Services - 0.47%
818	Clean Harbors, Inc. (a)	80,704
	Water Transportation - 1.76%
29,578	Eagle Bulk Shipping, Inc. (a)(b)	110,030
2,322	Hornbeck Offshore Services, Inc. (a)	71,634
43,025	Paragon Shipping, Inc. (b)	122,621
		304,285
	TOTAL COMMON STOCKS (Cost $14,038,543)	15,727,856

	REAL ESTATE INVESTMENT TRUSTS - 3.10%
	Funds, Trusts and Other Financial Vehicles - 0.26%
2,001	Healthcare Realty Trust, Inc.	45,423
	Real Estate - 2.84%
1,698	AMB Property Corp. (b)	61,077
2,375	Apartment Investment & Management Co.	60,491
8,481	CapLease, Inc.	46,476
8,783	DCT Industrial Trust, Inc.	48,746
2,156	DuPont Fabros Technology, Inc.	52,283
1,037	Equity Residential	58,497
475	Essex Property Trust, Inc.	58,900
9,137	Medical Properties Trust, Inc.	105,715
		492,185
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $504,549)	537,608

	CLOSED-ENDED FUNDS - 0.28%
	Funds, Trusts and Other Financial Vehicles - 0.28%
2,890	Ares Capital Corp.	48,841
	TOTAL CLOSED-ENDED FUNDS (Cost $48,056)	48,841

	SHORT TERM INVESTMENTS - 5.22%
	Money Market Funds - 5.22%
300,981	Fidelity Institutional Money Market Funds - Government Portfolio 0.01% (c)	300,981
300,981	First American Government Obligations Fund - 0.00% (c)	300,981
300,982	First American Treasury Obligations Fund - 0.00% (c)	300,982
	TOTAL SHORT TERM INVESTMENTS (Cost $902,944)	902,944

	Total Investments (Cost $15,494,092) - 99.48%	17,217,249
	Other Assets in Excess of Liabilities - 0.52%	89,560
	TOTAL NET ASSETS - 100.00%	$17,306,809

	ADR - American Depository Receipt
	(a) Non-income producing security.
	(b) Foreign
	(c) Variable rate security. The rate listed is as of March 31, 2011.

	The accompanying footnotes are an integral part of the Financial Statements.

Fair Valuation Pricing Inputs

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy are as follows:

Level 1 -	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 -	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3 -	Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgement by the Fund.  The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily corre

Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities, real estate investment trusts, closed-ended mutual funds, and certain money market securities.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2.  Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all.

There is no definitive set of circumstances under which the Fund may elect to use fair value procedures to value a security.  Types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the SEC); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the NYSE that would materially affect the value of the security; (f) fixed income securities that have gone into default and for which there is not a current market value quotation.  Valuing securities at fair value involves greater reliance on judgement than se

The table below is a summary of the inputs used to value the Fund's investments as of March 31, 2011.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$15,727,856	$15,727,856	$-	$-
Total Real Estate Investment Trusts*	537,608	537,608	-	-
Total Closed-Ended Mutual Funds	48,841	48,841	-	-
Total Money Market Funds*	902,944	902,944	-	-
Total Investments	$17,217,249	$17,217,249	$-	$-

* For further information regarding security characteristics, please see the Schedule of Investments.

The Fund did not hold any level 3 securities during the period ended March 31, 2011. There were no transfers of securities between levels during the period ended March 31, 2011. The Fund did not hold any derivative securities during the reporting period.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows**:

Cost of investments	$ 15,494,092
Gross unrealized appreciation	2,184,645
Gross unrealized depreciation	(461,488)
Net unrealized appreciation	$ 1,723,157

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EntrepreneurShares Series Trust

By (Signature and Title) /s/ Dr. Joel M. Shulman
                                                 Dr. Joel M. Shulman, President

Date May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Dr. Joel M. Shulman
                                                   Dr. Joel M. Shulman, President

Date May 20, 2011

By (Signature and Title)* /s/ David Cragg
                                                   David Cragg, Treasurer

Date April 15, 2011

* Print the name and title of each signing officer under his or her signature.